Post-employment benefit obligations (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Post-employment benefit obligations
Assets, beginning of year	$ 18,683	$ 22,780
Return on assets	912	617
Actuarial gain (loss)	995	(3,857)
Employer contributions	321	386
Benefits paid	(1,272)	(1,243)
Assets, end of year	$ 19,639	$ 18,683